LEASES - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Leases [Abstract]
Operating cash flow from operating leases	$ 49	$ 56	$ 53
Non-cash right of use assets obtained in exchange for operating lease obligations	$ 60	$ 70	$ 38